Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

9. Goodwill and Intangible Assets

The carrying value of goodwill was $1,190,000 as of March 31, 2022 and December 31, 2021.

The following tables summarize information relating to the Company’s identifiable intangible assets as of March 31, 2022 and December 31, 2021:

	March 31, 2022
	Estimated Useful Life (Years)	Gross Amount	Accumulated Amortization	Carrying Value
Amortized
Patent	10 years	$873,263	$(65,495)	$807,768
Indefinite-lived
In-process research and development	Indefinite	3,209,000	-	3,209,000
Total identifiable intangible assets		$4,082,263	$(65,495)	$4,016,768

	December 31, 2021
	Estimated Useful Life (Years)	Gross Amount	Accumulated Amortization	Carrying Value
Amortized
Patent	10 years	$873,263	$(43,663)	$829,600
Indefinite-lived
In-process research and development	Indefinite	3,209,000	-	3,209,000
Total identifiable intangible assets		$4,082,263	$(43,663)	$4,038,600

Amortization expense was $21,832 and $0 for the three months ended March 31, 2022 and 2021, respectively.

9. GOODWILL AND INTANGIBLE ASSETS

The carrying value of goodwill was $1,190,000 and $0, as of December 31, 2021 and December 31, 2020, respectively.

The following tables summarize information relating to the Company’s identifiable intangible assets as of December 31, 2021.

The Company had no identifiable intangible assets as of December 31, 2020.

	Estimated Useful Life (Years)	Gross Amount	Accumulated Amortization	Carrying Value
Amortized
Patent	10 years	873,263	(43,663)	829,600
Indefinite-lived
In-process research and development	Indefinite	3,209,000	-	3,209,000
Total identifiable intangible assets		$4,082,263	$(43,663)	$4,038,600

Amortization expense, which is included in continuing operations, was $43,663 and $0 for the years ended December 31, 2021 and 2020, respectively.